U.S. SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

         FORM 24F-2
         Annual Notice of Securities Sold
         Pursuant to Rule 24F-2

1.       Name and address of issuer:
         STRONG EQUITY FUNDS, INC.
         100 Heritage Reserve
         Menomonee Falls, Wisconsin 53051

2.       The name of each series or class of securities for which this
         Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):      [ ]
               -      Strong Internet Fund

3.       Investment Company Act File Number:
         811-8100
         Securities Act File Number:
         33-70764

4.       (a)  Last day of fiscal year for which this Form is filed:
         8/31/01

         (b) Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the issuer's fiscal year).
         (See Instruction A.2)         [    ]

         (c)  Check box if this is the last time the issuer will be filing
         this Form.         [    ]

5.       Calculation of registration fee:
         (i)  Aggregate sale price of securities sold during the fiscal year
         pursuant to section 24(f):         $11,438,741.86

         (ii)  Aggregate price of securities redeemed or repurchased during the
         fiscal year:               $33,237,928.52

         (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
         Commission:                $0.00

         (iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:
                $33,237,928.52

         (v)  Net sales - if item 5(i) is greater than item 5(iv)
                [subtract item 5(iv) from item 5(i)]:                  $0.00

         (vi)  Redemption credits available for use in future years
               -- if item 5(i) is less than item 5(iv)  [subtract item
               5(iv) from item 5(i)]:                ($21,799,186.66)

         (vii)  Multiplier for determining registration fee
                 (see instruction C.9):            .000250

         (viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
                 (enter "0" if no fee is due):           $0.00

6.       Prepaid Shares
         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.       Interest due - if this Form is being filed more than 90 days after the
         end of the issuer's fiscal year (see Instruction D):           $0.00

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:                 $0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
         11/27/01

         Method of delivery:
         [X]  Wire transfer
         [   ]  Mail or other means





         SIGNATURES
         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*
         /s/ John W. Widmer, Treasurer
         John W. Widmer, Treasurer
         Date:  11/27/01
         * Please print the name and title of the signing officer below the signature.